JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 98.9%
Alternative Assets — 3.9%
JPMorgan Realty Income Fund Class R6 Shares (a)	4,385	72,611
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	6,234	71,562
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,482	43,658

Total Alternative Assets		187,831

Fixed Income — 63.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	127,397	1,419,197
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	75,255	596,022
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,133	42,012
JPMorgan Government Bond Fund Class R6 Shares (a)	4,755	48,789
JPMorgan High Yield Fund Class R6 Shares (a)	18,449	127,298
JPMorgan Income Fund Class R6 Shares (a)	32,412	293,653
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	38,089	375,935
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	15,780	147,230

Total Fixed Income		3,050,136

International Equity — 8.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,339	74,790
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,356	58,897
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,190	33,657
JPMorgan International Equity Fund Class R6 Shares (a)	1,825	33,810
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	10,155	194,472

Total International Equity		395,626

U.S. Equity — 23.1%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,212	123,997
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	2,362	137,514
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,780	76,541
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	7,051	82,287
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,356	64,436
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	357	22,260
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,322	39,280
JPMorgan U.S. Equity Fund Class R6 Shares (a)	9,593	202,792
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,887	117,904
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,114	108,852
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,296	134,230

Total U.S. Equity		1,110,093

TOTAL INVESTMENT COMPANIES (Cost $4,311,573)		4,743,686

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b) (Cost $58,032)	58,032	58,032

Total Investments — 100.1% (Cost $4,369,605)		4,801,718
Liabilities in Excess of Other Assets — (0.1)%		(5,070)

Net Assets — 100.0%		4,796,648

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,801,718	$–	$–	$4,801,718

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,359,669	$179,560	$7,156	$(702)	$(112,174)	$1,419,197	127,397	$22,405	$10,649
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	551,771	94,039	2,385	(228)	(47,175)	596,022	75,255	11,183	4,043
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	47,776	1,559	—	—	(7,323)	42,012	6,133	1,559	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	89,302	13,949	—	—	(28,461)	74,790	2,339	539	2,507
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	64,351	9,654	—	—	(15,108)	58,897	3,356	1,634	1,553
JPMorgan Equity Income Fund Class R6 Shares (a)	117,151	3,952	2,514	282	5,126	123,997	5,212	1,735	2,217
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	36,326	903	—	—	(3,572)	33,657	1,190	904	—
JPMorgan Government Bond Fund Class R6 Shares (a)	46,731	5,580	—	—	(3,522)	48,789	4,755	638	—
JPMorgan High Yield Fund Class R6 Shares (a)	130,480	4,646	—	—	(7,828)	127,298	18,449	4,645	—
JPMorgan Income Fund Class R6 Shares (a)	276,066	35,452	2,384	(158)	(15,323)	293,653	32,412	8,205	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	74,982	1,031	75,795	3,410	(3,628)	—	—	1,032	—
JPMorgan International Equity Fund Class R6 Shares (a)	36,502	2,498	—	—	(5,190)	33,810	1,825	820	1,679
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	202,058	8,303	—	—	(15,889)	194,472	10,155	8,304	—
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	137,885	23,306	2,514	448	(21,611)	137,514	2,362	—	18,375
JPMorgan Large Cap Value Fund Class R6 Shares (a)	62,174	13,057	—	—	1,310	76,541	3,780	677	4,450
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	386,602	3,165	2,385	(60)	(11,387)	375,935	38,089	3,165	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	81,023	9,072	—	—	(7,808)	82,287	7,051	942	8,130
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	53,455	22,104	—	—	(11,123)	64,436	1,356	—	4,797
JPMorgan Realty Income Fund Class R6 Shares (a)	108,652	6,858	48,696	9,548	(3,751)	72,611	4,385	681	6,176
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	120,554	35,662	1,431	(67)	(7,488)	147,230	15,780	1,634	312
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,086	5,788	—	—	(4,614)	22,260	357	86	3,725
JPMorgan Small Cap Value Fund Class R6 Shares (a)	36,636	8,185	—	—	(5,541)	39,280	1,322	198	5,517
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	80,067	368	8,416	(263)	(194)	71,562	6,234	369	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	225,007	23,320	40,379	4,479	(9,635)	202,792	9,593	1,250	22,069
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	116,904	23,300	3,519	843	(19,624)	117,904	1,887	522	22,777
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	113,834	315,330	371,132	—	—	58,032	58,032	25	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	117,176	17,102	19,437	274	(6,263)	108,852	3,114	883	13,772
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	44,356	900	—	—	(1,598)	43,658	4,482	900	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	121,387	19,069	—	—	(6,226)	134,230	3,296	1,612	14,992

Total	$4,859,963	$887,712	$588,143	$17,806	$(375,620)	$4,801,718		$76,547	$147,740

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.